Consolidated Balance Sheets - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Assets
Cash and cash equivalents	$ 3,129,280	$ 3,972,723
Accounts receivable, net of allowance for doubtful accounts of $150,000	4,400,868	5,567,005
Income tax receivable	178,766	247,186
Inventories, net of allowance for excess and obsolete inventory of $4,965,000 and $2,939,289, respectively	18,888,042	22,333,820
Prepaid expenses	264,757	298,152
Assets held for sale	3,666,753
Total current assets	30,528,466	32,418,886
Land and buildings	2,208,676	7,218,678
Machinery and equipment	3,884,859	3,995,668
Leasehold improvements	200,617	202,017
Total property and equipment, at cost	6,294,152	11,416,363
Less: Accumulated depreciation	(4,276,024)	(5,395,791)
Net property and equipment	2,018,128	6,020,572
Investment in and loans to equity method investee	49,000	98,704
Intangibles, net of accumulated amortization	6,844,398	8,547,487
Goodwill	4,820,185	5,970,244
Deferred income taxes, net of valuation allowance		1,653,000
Other assets	134,443	138,712
Total assets	44,394,620	54,847,605
Current liabilities:
Accounts payable	4,657,188	3,392,725
Accrued expenses	1,150,010	1,406,722
Notes payable – current portion	2,594,185	4,189,605
Other current liabilities	664,374	664,325
Total current liabilities	9,065,757	9,653,377
Notes payable, less current portion		2,094,246
Other liabilities	801,612	1,401,799
Total liabilities	9,867,369	13,149,422
Shareholders’ equity:
Common stock, $.01 par value; 30,000,000 shares authorized; 10,806,803 and 10,726,653 shares issued, respectively; 10,306,145 and 10,225,995 shares outstanding, respectively	108,068	107,267
Paid in capital	(4,598,343)	(4,746,466)
Retained earnings	40,017,540	47,337,396
Total shareholders’ equity before treasury stock	35,527,265	42,698,197
Less: Treasury stock, 500,658 shares, at cost	(1,000,014)	(1,000,014)
Total shareholders’ equity	34,527,251	41,698,183
Total liabilities and shareholders’ equity	$ 44,394,620	$ 54,847,605